Taxation - Disclosure of Income Tax and Deferred Taxes Explanatory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax:
UK corporation tax on profit for the year	£ 474	£ 524	£ 400
Adjustments in respect of prior years	(23)	(88)	(30)
Total current tax	451	436	370
Deferred tax:
Charge/(credit) for the year	109	(30)	101
Adjustments in respect of prior years	(7)	65	14
Total deferred tax	102	35	115
Tax on profit from continuing operations	£ 553	£ 471	£ 485